EARNINGS PER SHARE (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Jan. 03, 2014		Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 28, 2012	Sep. 28, 2012		Jun. 29, 2012	Mar. 30, 2012	Jan. 03, 2014		Dec. 28, 2012		Dec. 30, 2011
Goodwill [Abstract]
Goodwill impairment															$ 351.3
Weighted-average shares of common stock outstanding:
Weighted-average shares of common stock outstanding	73.6	[1]	73.6	73.8	74.4	74.5	74.5	[1]	74.2	74.0	73.9	[1],[2]	74.3	[2]	77.3	[2]
Effect of dilutive stock options, restricted stock awards and units and employee stock purchase plan shares											0.8		0.2
Weighted-average shares of common stock outstanding - Diluted	74.2		73.9	74.0	74.9	74.6	74.6		74.6	74.3	74.7		74.5		77.3
Anti-dilutive equity awards not included in components of weighted-average shares of common stock outstanding											0	[3]	1.1		1.0

[1]	Weighted-average shares of common stock outstanding is net of treasury stock and excludes nonvested restricted stock awards. No dilution was applied to our basic weighted-average shares outstanding for the year ended December 30, 2011, due to a goodwill impairment charge that resulted in a net loss for the year.
[2]	Weighted-average shares of common stock outstanding is net of treasury stock and excludes nonvested restricted stock awards.
[3]	Represents less than half a million shares.